Cash And Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member]
Cash And Cash Equivalents [Line Items]
Interest bearing fixed deposits ,Effective Interest rate	2.50%	1.50%
Tenure of fixed deposits	7 days	7 days
Top of range [member]
Cash And Cash Equivalents [Line Items]
Interest bearing fixed deposits ,Effective Interest rate	5.00%	1.80%
Tenure of fixed deposits	30 days	30 days